OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES	NOTE 20 — OTHER NON-CURRENT LIABILITIES Other non-current liabilities of $25,147 at December 31, 2019 related to investor deposits for the purchase of common stock of the Company.